Other Gains (Losses)	12 Months Ended
Dec. 31, 2021
Disclosure of other gains losses [Abstract]
Disclosure Of Other Gains Losses Explanatory [Text Block]

Note 32
Other Gains (Loss
es)

Other gains (losses) items are detailed as follows:

Other gain and (loss)	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Results derivative contracts (1)	8,867,110	(6,153,705)	4,830,982
Marketable securities to fair value	10,018	(81,145)	(275,172)
Bargain purchase gain (2)	-	1,678,339	3,043,107
Impairment (3)	-	(6,029,434)	-
Other	713,322	(824,140)	(4,442,118)
Total	9,590,450	(11,410,085)	3,156,799
(1)
Under this concept there are ThCh$ 823,622 paid (net), ThCh$ 2,404,593 and ThCh$ 8,184,537 received (net), as of December 31,
2021
,
2020
and
2019
, respectively, and these were recorded in the Consolidated Cash Flow Statement, under Operational activities, in line item Other cash movements.

(2)
It corresponds to the higher value originated by the purchase of the businesses of the vineyards of Pocito and Cañada Honda in 2019. In 2020 it corresponds to vineyards La Consulta and Mahina SpA.  See
Note 1 - General information, letter C) numeral 4 and 9
, respectively.

(3)	See Note 18 - Goodwill and Note - 19 Property, plant and equipment .